Shareholder Report, Holdings (Details) - Columbia Variable Portfolio – Acorn International Fund	Jun. 30, 2025
Capcom Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
CTS Eventim AG & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Nemetschek SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Rightmove PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fisher & Paykel Healthcare Corp., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Carel Industries SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Auto Trader Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Belimo Holding AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
ConvaTec Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Intermediate Capital Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JAPAN
Holdings [Line Items]
Percent of Net Asset Value	33.40%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.80%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.80%
SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.80%
FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.20%
AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.70%
NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.80%
SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Other Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%